Warrants - Issued and Outstanding (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2023 € / shares shares	Sep. 30, 2022 € / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares
Warrants
Number of warrants issued	18,352,893
Warrants outstanding			16,351,314	917,164
Fair Value | $			$ 3,919	$ 1,749
Mariadb Corporation Ab
Warrants
Number of warrants issued		9,607,720
Warrants outstanding				4,019,757	9,607,720
Fair Value | $				$ 1,749	$ 5,303
Series B Warrants | Mariadb Corporation Ab
Warrants
Number of warrants issued		835,185
Purchase price per share | € / shares		€ 0.52
Warrants outstanding				835,185	835,185
Fair Value | $				$ 478	$ 65
Kreos Rollover Warrant
Warrants
Number of warrants issued	190,559
Purchase price per share | € / shares	€ 2.28
Warrants outstanding			190,559	190,559
Fair Value | $			$ 48	$ 478
2020 Series C Warrants
Warrants
Number of warrants issued	786,234
Purchase price per share | € / shares	€ 5.22
Warrants outstanding				652,126
Fair Value | $				$ 936
2020 Series C Warrants | Mariadb Corporation Ab
Warrants
Number of warrants issued		3,445,912
Purchase price per share | € / shares		€ 1.19
Warrants outstanding				2,858,143	3,445,912
Fair Value | $				$ 936	$ 692
2017 Series C Warrants
Warrants
Number of warrants issued	1,215,345
Purchase price per share | € / shares	€ 0.04
Warrants outstanding				74,479
Fair Value | $				$ 335
2017 Series C Warrants | Mariadb Corporation Ab
Warrants
Number of warrants issued		5,326,623
Purchase price per share | € / shares		€ 0.01
Warrants outstanding				326,429	5,326,623
Fair Value | $				$ 335	$ 4,546
Public Warrants
Warrants
Number of warrants issued	8,850,458
Purchase price per share | $ / shares			$ 11.50
Warrants outstanding			8,850,458
Fair Value | $			$ 2,120
Private Warrants
Warrants
Number of warrants issued	7,310,297
Purchase price per share | $ / shares			$ 11.50
Warrants outstanding			7,310,297
Fair Value | $			$ 1,751